Note R - Segment Information - Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income	$ 10,386	$ 10,626	$ 10,653	$ 11,387	$ 10,813	$ 10,763	$ 10,640	$ 11,510	$ 43,052	$ 43,726	$ 41,733
Provision expense	(1,015)	444	(806)	2,377	(656)	962	(23)	756	1,000	1,039	2,564
Noninterest income	3,210	2,107	2,003	1,846	1,397	1,927	2,538	3,076	9,166	8,938	9,435
Noninterest expense	10,401	9,738	9,791	9,568	8,183	9,761	9,674	9,808	39,498	37,426	36,609
Tax expense									1,813	2,255	4,486
Net income	3,498	$ 2,137	$ 3,079	$ 1,193	3,856	$ 1,746	$ 2,976	$ 3,366	9,907	11,944	7,509
Assets	1,013,272				1,030,493				1,013,272	1,030,493	1,026,290
Banking [Member]
Net interest income									39,865	40,380	38,366
Provision expense									875	850	2,415
Noninterest income									8,989	8,243	8,834
Noninterest expense									37,026	34,841	34,079
Tax expense									1,653	1,990	3,973
Net income									9,300	10,942	6,733
Assets	1,000,315				1,017,902				1,000,315	1,017,902	1,013,386
Consumer Finance [Member]
Net interest income									3,187	3,346	3,367
Provision expense									125	189	149
Noninterest income									177	695	601
Noninterest expense									2,472	2,585	2,530
Tax expense									160	265	513
Net income									607	1,002	776
Assets	$ 12,957				$ 12,591				$ 12,957	$ 12,591	$ 12,904